Fund Summary Eaton Vance Income Fund of Boston
Investment Objectives
The Fund’s primary investment objective is to provide a high level of current income.
The Fund also seeks reasonable preservation of capital to the extent attainable from its investment in high yield, high risk corporate bonds, and growth of income and capital as secondary objectives.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may quality for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 15 of the Fund’s Prospectus and page 27 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Income Fund of Boston	Eaton Vance Income Fund of Boston Class A	Eaton Vance Income Fund of Boston Class B	Eaton Vance Income Fund of Boston Class C	Eaton Vance Income Fund of Boston Class I	Eaton Vance Income Fund of Boston Class R
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R
Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	none	none	none	none
Maximum Deferred Sales Charge (Load)(as a percentage of the lower of net asset value at time of purchase or redemption)	none	5.00%	1.00%	none	none

Annual Fund Operating Expenses		Eaton Vance Income Fund of Boston	Eaton Vance Income Fund of Boston Eaton Vance Income Fund of Boston Class A	Eaton Vance Income Fund of Boston Eaton Vance Income Fund of Boston Class B	Eaton Vance Income Fund of Boston Eaton Vance Income Fund of Boston Class C	Eaton Vance Income Fund of Boston Eaton Vance Income Fund of Boston Class I	Eaton Vance Income Fund of Boston Eaton Vance Income Fund of Boston Class R
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class B	Class C	Class I	Class R
Management Fees			0.61%	0.61%	0.61%	0.61%	0.61%
Distribution and Service (12b-1) Fees			0.25%	1.00%	1.00%		0.50%
Other Expenses			0.18%	0.18%	0.18%	0.18%	0.18%
Total Annual Fund Operating Expenses			1.04%	1.79%	1.79%	0.79%	1.29%
[1]	Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expenses with Redemption
Expense Example Eaton Vance Income Fund of Boston (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Eaton Vance Income Fund of Boston Class A	Class A shares	576	790	1,022	1,686
Eaton Vance Income Fund of Boston Class B	Class B shares	682	963	1,170	1,908
Eaton Vance Income Fund of Boston Class C	Class C shares	282	563	970	2,105
Eaton Vance Income Fund of Boston Class I	Class I shares	81	252	439	978
Eaton Vance Income Fund of Boston Class R	Class R shares	131	409	708	1,556

Expenses without Redemption
Expense Example, No Redemption Eaton Vance Income Fund of Boston (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Eaton Vance Income Fund of Boston Class A	Class A shares	576	790	1,022	1,686
Eaton Vance Income Fund of Boston Class B	Class B shares	182	563	970	1,908
Eaton Vance Income Fund of Boston Class C	Class C shares	182	563	970	2,105
Eaton Vance Income Fund of Boston Class I	Class I shares	81	252	439	978
Eaton Vance Income Fund of Boston Class R	Class R shares	131	409	708	1,556

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 75% of the average value of its portfolio.
Principal Investment Strategies

The Fund currently invests primarily in high yield, high risk corporate bonds (commonly referred to as "junk bonds" which are rated lower than investment grade (i.e., bonds rated lower than Baa by Moody’s Investors Service, Inc. (“Moody’s”) and lower than BBB by Standard & Poor's Ratings Group (“S&P”)) or are unrated and of comparable quality as determined by the investment adviser. Bonds rated BBB and Baa have speculative characteristics, while lower rated bonds are predominantly speculative.

The Fund may hold securities that are unrated or in the lowest rating categories (rated C by Moody’s or D by S&P). Bonds rated C by Moody’s are regarded as having extremely poor prospects of ever attaining any real investment standing. Bonds rated D by S&P are in payment default or a bankruptcy petition has been filed and debt service payments are jeopardized.

The Fund invests a substantial portion of its assets in bonds issued in connection with mergers, acquisitions and other highly leveraged transactions. The Fund may invest in a wide variety of other income-producing debt securities (including senior floating rate loans and secured and unsecured subordinated loans, second lien loans and bridge loans), as well as preferred stocks that pay dividends. The Fund may invest up to 10% of its net assets in municipal obligations, including shares of affiliated investment companies. Some debt securities acquired by the Fund do not pay current income or do not make regular interest payments, while others may pay interest in the form of additional debt securities. The Fund may invest in zero coupon bonds, deferred interest bonds and bonds or preferred stocks on which the interest is payable-in-kind. The Fund will generally hold well in excess of 100 securities, which may help reduce investment risk.

The Fund may invest up to 25% of total assets in foreign and emerging market securities, which are predominantly U.S. dollar denominated. With respect to non-dollar denominated securities, the Fund may hedge currency fluctuations by entering into forward foreign currency contracts.

The Fund may engage in derivative transactions. Transactions in derivative instruments may include the purchase or sale of futures contracts on securities, indices or other financial instruments or currencies; options on futures contracts; exchange-traded and over-the-counter options on securities, indices, currencies and other instruments, interest rate, credit default, inflation and total return swaps, forward rate contracts and credit linked notes as well as instruments that have a greater or lesser credit risk than the security underlying that instrument. The Fund may use interest rate swaps for risk management purposes and not as a speculative investment and would typically use interest rate swaps to shorten the average interest rate re-set time of its holdings.

The Fund’s investments are actively managed and securities may be bought and sold on a daily basis. The investment adviser’s staff monitors the credit quality of securities held by the Fund and other securities available to the Fund. Although the investment adviser considers security ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. The portfolio managers attempt to improve yield and preserve and enhance principal value through timely trading. The portfolio managers also consider the relative value of securities in the marketplace in making investment decisions.

The Fund currently invests its assets in Boston Income Portfolio (the "Portfolio"), a separate registered investment company with the same investment objectives and policies as the Fund.

Principal Risks

Risk of Lower Rated Investments. Investments rated below investment grade (i.e., bonds rated lower than Baa by Moody’s and lower than BBB by S&P) and comparable unrated securities ("junk bonds") have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

Market Risk. Economic and other events (whether real or perceived) can reduce the demand for certain income securities, or for investments generally, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Certain income securities can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand. At other times, the demand for such instruments may exceed the supply in the market. An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, widening credit spreads and a lack of price transparency in the market. No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Credit Risk. Income securities are subject to the risk of non-payment of scheduled principal and interest. Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of a fixed income security also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of income securities may be lowered if the financial condition of the party obligated to make payments with respect to such instruments changes. Credit ratings assigned by rating agencies are based on a number of factors and do not necessarily reflect the issuer’s current financial condition or the volatility or liquidity of the security. In the event of bankruptcy of the issuer of income securities, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel. This may increase the Fund's operating expenses and adversely affect net asset value.

Risks of Deep Discount Bonds. Deep Discount Bonds may experience greater volatility in market value due to changes in interest rates. The Fund accrues income on these investments and is required to distribute its income each year. The Fund may be required to sell securities to obtain cash needed for income distributions. Securities purchased on a when-issued or forward commitment basis are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Bonds that make "in-kind" interest payments, as well as bonds that do not pay income currently or do not make regular interest payments, may experience greater volatility in response to interest rate changes.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund's exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by the Fund. Derivatives for hedging purposes may not reduce risk if they are not sufficiently correlated to the position being hedged. The use of derivatives involves the exercise of specialized skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. The loss on derivative transactions may substantially exceed the initial investment.

Interest Rate Risk. As interest rates rise, the value of fixed income investments is likely to decline. Conversely, when interest rates decline, the value of fixed income investments is likely to rise. The impact of interest rate changes on floating rate investments is typically mitigated by the periodic interest rate reset of the investments. Investments with longer maturities typically offer higher yields, but are more sensitive to changes in interest rates than investments with shorter maturities, making them more volatile. In a declining interest rate environment, prepayment of loans may increase. In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.

Municipal Bond Market Risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds and the investment performance of the Fund may be more dependent on the analytical abilities of the investment adviser than would be the case for a stock fund or corporate bond fund. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may adversely affect the Fund's ability to sell its bonds at attractive prices. In addition, municipal obligations can experience downturns in trading activity and the supply of municipal obligations may exceed the demand in the market. During such periods, the spread can widen between the price at which an obligation can be purchased and the price at which it can be sold. Less liquid obligations can become more difficult to value and be subject to erratic price movements. Economic and other events (whether real or perceived) can reduce the demand for certain investments or for investments generally, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. The increased presence of non-traditional participants in the municipal markets may lead to greater volatility in the markets.

Foreign and Emerging Market Investment Risk. Because the Fund can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political and economic developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries, and as a result, Fund share values may be more volatile. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities including political and economic risks. The value of foreign assets and currencies can be adversely affected by changes in foreign currency exchange rates and political and monetary policies.

Risk of Senior Loans. Risks of investments in Senior Loans are similar to the risks of lower rated securities, although interest rate risk may be reduced because Senior Loan rates generally are adjusted for changes in short-term interest rates. Junior Loans are subject to the same general risks. Due to their lower place in the borrower’s capital structure and possible unsecured status, Junior Loans may involve a higher degree of overall risk than Senior Loans of the same borrower.

Equity Investing Risk. The Fund’s shares may be sensitive to stock market volatility. The value of equity investments and related instruments may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Although values can rebound, there is no assurance they will return to previous levels.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund's investment objectives. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objectives. In general, the Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund's Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its objectives. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund's average annual returns over time compare with those of two broad-based securities market indices. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. Updated Fund performance information can be obtained by visiting www.eatonvance.com.
Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2010, the highest quarterly total return for Class A was 22.94% for the quarter ended June 30, 2009, and the lowest quarterly return was –23.52% for the quarter ended December 31, 2008. For the 30 days ended October 31, 2010, the SEC yield for Class A shares was 6.11%, for Class B shares was 5.68%, for Class C shares was 5.66%, for Class I shares was 6.62% and for Class R shares was 6.16%. For current yield information call 1-800-262-1122.
Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Five Years	Ten Years
Eaton Vance Income Fund of Boston Return Before Taxes Eaton Vance Income Fund of Boston Class A	Class A Return Before Taxes		9.32%	6.36%	7.24%
Eaton Vance Income Fund of Boston Return Before Taxes Eaton Vance Income Fund of Boston Class B	Class B Return Before Taxes		9.22%	6.38%	7.05%
Eaton Vance Income Fund of Boston Return Before Taxes Eaton Vance Income Fund of Boston Class C	Class C Return Before Taxes		13.01%	6.64%	7.06%
Eaton Vance Income Fund of Boston Return Before Taxes Eaton Vance Income Fund of Boston Class I	Class I Return Before Taxes		15.12%	7.69%	8.03%
Eaton Vance Income Fund of Boston Return Before Taxes Eaton Vance Income Fund of Boston Class R	Class R Return Before Taxes		14.56%	7.14%	7.56%
Eaton Vance Income Fund of Boston Return After Taxes on Distributions Eaton Vance Income Fund of Boston Class A	Class A Return After Taxes on Distributions		6.10%	3.18%	3.85%
Eaton Vance Income Fund of Boston Return After Taxes on Distributions and the Sale of Class A Shares Eaton Vance Income Fund of Boston Class A	Class A Return After Taxes on Distributions and the Sale of Class A Shares		5.92%	3.46%	4.05%
BofA Merrill Lynch U.S. High Yield Index	BofA Merrill Lynch U.S. High Yield Index	(reflects no deduction for fees, expenses or taxes)	15.19%	8.82%	8.60%
BofA Merrill Lynch U.S. High Yield Constrained Index	BofA Merrill Lynch U.S. High Yield Constrained Index	(reflects no deduction for fees, expenses or taxes)	15.07%	8.83%	8.76%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C. The Class B and Class C performance shown above for the periods prior to June 20, 2002 and June 21, 2002 (commencement of operations for such class, respectively), is the performance of Class A shares, adjusted for the sales charge that applies to Class B and Class C shares, respectively, (but not adjusted for any other differences in the expenses of the classes) and the Class R performance shown above for the period prior to January 5, 2004 (commencement of operations), is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the classes. If adjusted for other expenses, returns would be different. Investors cannot invest directly in an Index. (Source for BofA Merrill Lynch U.S. High Yield Index and BofA Merrill Lynch U.S. High Yield Constrained Index: Lipper, Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	EATON VANCE SERIES TRUST II
Central Index Key	dei_EntityCentralIndexKey	0000074663
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 24, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 1, 2011
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Eaton Vance Income Fund of Boston
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Eaton Vance Income Fund of Boston
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s primary investment objective is to provide a high level of current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund also seeks reasonable preservation of capital to the extent attainable from its investment in high yield, high risk corporate bonds, and growth of income and capital as secondary objectives.
Fees and Expenses of the Fund	evst74663_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may quality for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 15 of the Fund’s Prospectus and page 27 of the Fund’s Statement of Additional Information.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may quality for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 15 of the Fund’s Prospectus and page 27 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment) [1]
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses with Redemption
Expenses without Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Expenses without Redemption
Portfolio Turnover	evst74663_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 75% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund currently invests primarily in high yield, high risk corporate bonds (commonly referred to as "junk bonds" which are rated lower than investment grade (i.e., bonds rated lower than Baa by Moody’s Investors Service, Inc. (“Moody’s”) and lower than BBB by Standard & Poor's Ratings Group (“S&P”)) or are unrated and of comparable quality as determined by the investment adviser. Bonds rated BBB and Baa have speculative characteristics, while lower rated bonds are predominantly speculative.

The Fund may hold securities that are unrated or in the lowest rating categories (rated C by Moody’s or D by S&P). Bonds rated C by Moody’s are regarded as having extremely poor prospects of ever attaining any real investment standing. Bonds rated D by S&P are in payment default or a bankruptcy petition has been filed and debt service payments are jeopardized.

The Fund invests a substantial portion of its assets in bonds issued in connection with mergers, acquisitions and other highly leveraged transactions. The Fund may invest in a wide variety of other income-producing debt securities (including senior floating rate loans and secured and unsecured subordinated loans, second lien loans and bridge loans), as well as preferred stocks that pay dividends. The Fund may invest up to 10% of its net assets in municipal obligations, including shares of affiliated investment companies. Some debt securities acquired by the Fund do not pay current income or do not make regular interest payments, while others may pay interest in the form of additional debt securities. The Fund may invest in zero coupon bonds, deferred interest bonds and bonds or preferred stocks on which the interest is payable-in-kind. The Fund will generally hold well in excess of 100 securities, which may help reduce investment risk.

The Fund may invest up to 25% of total assets in foreign and emerging market securities, which are predominantly U.S. dollar denominated. With respect to non-dollar denominated securities, the Fund may hedge currency fluctuations by entering into forward foreign currency contracts.

The Fund may engage in derivative transactions. Transactions in derivative instruments may include the purchase or sale of futures contracts on securities, indices or other financial instruments or currencies; options on futures contracts; exchange-traded and over-the-counter options on securities, indices, currencies and other instruments, interest rate, credit default, inflation and total return swaps, forward rate contracts and credit linked notes as well as instruments that have a greater or lesser credit risk than the security underlying that instrument. The Fund may use interest rate swaps for risk management purposes and not as a speculative investment and would typically use interest rate swaps to shorten the average interest rate re-set time of its holdings.

The Fund’s investments are actively managed and securities may be bought and sold on a daily basis. The investment adviser’s staff monitors the credit quality of securities held by the Fund and other securities available to the Fund. Although the investment adviser considers security ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. The portfolio managers attempt to improve yield and preserve and enhance principal value through timely trading. The portfolio managers also consider the relative value of securities in the marketplace in making investment decisions.

The Fund currently invests its assets in Boston Income Portfolio (the "Portfolio"), a separate registered investment company with the same investment objectives and policies as the Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund currently invests primarily in high yield, high risk corporate bonds (commonly referred to as "junk bonds" which are rated lower than investment grade (i.e., bonds rated lower than Baa by Moody’s Investors Service, Inc. (“Moody’s”) and lower than BBB by Standard & Poor's Ratings Group (“S&P”)) or are unrated and of comparable quality as determined by the investment adviser. Bonds rated BBB and Baa have speculative characteristics, while lower rated bonds are predominantly speculative.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk of Lower Rated Investments. Investments rated below investment grade (i.e., bonds rated lower than Baa by Moody’s and lower than BBB by S&P) and comparable unrated securities ("junk bonds") have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

Market Risk. Economic and other events (whether real or perceived) can reduce the demand for certain income securities, or for investments generally, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Certain income securities can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand. At other times, the demand for such instruments may exceed the supply in the market. An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, widening credit spreads and a lack of price transparency in the market. No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Credit Risk. Income securities are subject to the risk of non-payment of scheduled principal and interest. Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of a fixed income security also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of income securities may be lowered if the financial condition of the party obligated to make payments with respect to such instruments changes. Credit ratings assigned by rating agencies are based on a number of factors and do not necessarily reflect the issuer’s current financial condition or the volatility or liquidity of the security. In the event of bankruptcy of the issuer of income securities, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel. This may increase the Fund's operating expenses and adversely affect net asset value.

Risks of Deep Discount Bonds. Deep Discount Bonds may experience greater volatility in market value due to changes in interest rates. The Fund accrues income on these investments and is required to distribute its income each year. The Fund may be required to sell securities to obtain cash needed for income distributions. Securities purchased on a when-issued or forward commitment basis are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Bonds that make "in-kind" interest payments, as well as bonds that do not pay income currently or do not make regular interest payments, may experience greater volatility in response to interest rate changes.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund's exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by the Fund. Derivatives for hedging purposes may not reduce risk if they are not sufficiently correlated to the position being hedged. The use of derivatives involves the exercise of specialized skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. The loss on derivative transactions may substantially exceed the initial investment.

Interest Rate Risk. As interest rates rise, the value of fixed income investments is likely to decline. Conversely, when interest rates decline, the value of fixed income investments is likely to rise. The impact of interest rate changes on floating rate investments is typically mitigated by the periodic interest rate reset of the investments. Investments with longer maturities typically offer higher yields, but are more sensitive to changes in interest rates than investments with shorter maturities, making them more volatile. In a declining interest rate environment, prepayment of loans may increase. In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.

Municipal Bond Market Risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds and the investment performance of the Fund may be more dependent on the analytical abilities of the investment adviser than would be the case for a stock fund or corporate bond fund. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may adversely affect the Fund's ability to sell its bonds at attractive prices. In addition, municipal obligations can experience downturns in trading activity and the supply of municipal obligations may exceed the demand in the market. During such periods, the spread can widen between the price at which an obligation can be purchased and the price at which it can be sold. Less liquid obligations can become more difficult to value and be subject to erratic price movements. Economic and other events (whether real or perceived) can reduce the demand for certain investments or for investments generally, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. The increased presence of non-traditional participants in the municipal markets may lead to greater volatility in the markets.

Foreign and Emerging Market Investment Risk. Because the Fund can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political and economic developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries, and as a result, Fund share values may be more volatile. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities including political and economic risks. The value of foreign assets and currencies can be adversely affected by changes in foreign currency exchange rates and political and monetary policies.

Risk of Senior Loans. Risks of investments in Senior Loans are similar to the risks of lower rated securities, although interest rate risk may be reduced because Senior Loan rates generally are adjusted for changes in short-term interest rates. Junior Loans are subject to the same general risks. Due to their lower place in the borrower’s capital structure and possible unsecured status, Junior Loans may involve a higher degree of overall risk than Senior Loans of the same borrower.

Equity Investing Risk. The Fund’s shares may be sensitive to stock market volatility. The value of equity investments and related instruments may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Although values can rebound, there is no assurance they will return to previous levels.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund's investment objectives. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objectives. In general, the Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund's Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its objectives. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is not a complete investment program and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Performance	evst74663_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund's average annual returns over time compare with those of two broad-based securities market indices. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. Updated Fund performance information can be obtained by visiting www.eatonvance.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund's average annual returns over time compare with those of two broad-based securities market indices.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is no guarantee of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated Fund performance information can be obtained by visiting www.eatonvance.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten years ended December 31, 2010, the highest quarterly total return for Class A was 22.94% for the quarter ended June 30, 2009, and the lowest quarterly return was –23.52% for the quarter ended December 31, 2008. For the 30 days ended October 31, 2010, the SEC yield for Class A shares was 6.11%, for Class B shares was 5.68%, for Class C shares was 5.66%, for Class I shares was 6.62% and for Class R shares was 6.16%. For current yield information call 1-800-262-1122.
Thirty Day Yield Phone	rr_ThirtyDayYieldPhone	For current yield information call 1-800-262-1122.
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Market Index Performance [Table]	rr_MarketIndexPerformanceTableTextBlock

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C. The Class B and Class C performance shown above for the periods prior to June 20, 2002 and June 21, 2002 (commencement of operations for such class, respectively), is the performance of Class A shares, adjusted for the sales charge that applies to Class B and Class C shares, respectively, (but not adjusted for any other differences in the expenses of the classes) and the Class R performance shown above for the period prior to January 5, 2004 (commencement of operations), is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the classes. If adjusted for other expenses, returns would be different. Investors cannot invest directly in an Index. (Source for BofA Merrill Lynch U.S. High Yield Index and BofA Merrill Lynch U.S. High Yield Constrained Index: Lipper, Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.
Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod	The Class B and Class C performance shown above for the periods prior to June 20, 2002 and June 21, 2002 (commencement of operations for such class, respectively), is the performance of Class A shares, adjusted for the sales charge that applies to Class B and Class C shares, respectively, (but not adjusted for any other differences in the expenses of the classes) and the Class R performance shown above for the period prior to January 5, 2004 (commencement of operations), is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the classes. If adjusted for other expenses, returns would be different.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Investors cannot invest directly in an Index.(Source for BofA Merrill Lynch U.S. High Yield Index and BofA Merrill Lynch U.S. High Yield Constrained Index : Lipper, Inc.)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Eaton Vance Income Fund of Boston | Eaton Vance Income Fund of Boston Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EVIBX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load)(as a percentage of the lower of net asset value at time of purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.61%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A shares
1 Year	rr_ExpenseExampleYear01	576
3 Years	rr_ExpenseExampleYear03	790
5 Years	rr_ExpenseExampleYear05	1,022
10 Years	rr_ExpenseExampleYear10	1,686
Expenses without Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	576
3 Years	rr_ExpenseExampleNoRedemptionYear03	790
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,022
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,686
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(0.14%)
2002	rr_AnnualReturn2002	(0.41%)
2003	rr_AnnualReturn2003	29.38%
2004	rr_AnnualReturn2004	10.71%
2005	rr_AnnualReturn2005	3.61%
2006	rr_AnnualReturn2006	11.29%
2007	rr_AnnualReturn2007	2.25%
2008	rr_AnnualReturn2008	(30.31%)
2009	rr_AnnualReturn2009	57.07%
2010	rr_AnnualReturn2010	14.84%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.52%)
Thirty Day Yield Column [Text]	rr_ThirtyDayYieldColumnName	Class A
Thirty Day Yield	rr_ThirtyDayYield	6.11%
Eaton Vance Income Fund of Boston | Eaton Vance Income Fund of Boston Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EBIBX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)(as a percentage of the lower of net asset value at time of purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management Fees	rr_ManagementFeesOverAssets	0.61%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B shares
1 Year	rr_ExpenseExampleYear01	682
3 Years	rr_ExpenseExampleYear03	963
5 Years	rr_ExpenseExampleYear05	1,170
10 Years	rr_ExpenseExampleYear10	1,908
Expenses without Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	182
3 Years	rr_ExpenseExampleNoRedemptionYear03	563
5 Years	rr_ExpenseExampleNoRedemptionYear05	970
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,908
Annual Total Returns	rr_BarChartTableAbstract
Thirty Day Yield Column [Text]	rr_ThirtyDayYieldColumnName	Class B
Thirty Day Yield	rr_ThirtyDayYield	5.68%
Eaton Vance Income Fund of Boston | Eaton Vance Income Fund of Boston Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECIBX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)(as a percentage of the lower of net asset value at time of purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	0.61%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C shares
1 Year	rr_ExpenseExampleYear01	282
3 Years	rr_ExpenseExampleYear03	563
5 Years	rr_ExpenseExampleYear05	970
10 Years	rr_ExpenseExampleYear10	2,105
Expenses without Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	182
3 Years	rr_ExpenseExampleNoRedemptionYear03	563
5 Years	rr_ExpenseExampleNoRedemptionYear05	970
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,105
Annual Total Returns	rr_BarChartTableAbstract
Thirty Day Yield Column [Text]	rr_ThirtyDayYieldColumnName	Class C
Thirty Day Yield	rr_ThirtyDayYield	5.66%
Eaton Vance Income Fund of Boston | Eaton Vance Income Fund of Boston Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EIBIX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)(as a percentage of the lower of net asset value at time of purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees	rr_ManagementFeesOverAssets	0.61%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I shares
1 Year	rr_ExpenseExampleYear01	81
3 Years	rr_ExpenseExampleYear03	252
5 Years	rr_ExpenseExampleYear05	439
10 Years	rr_ExpenseExampleYear10	978
Expenses without Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	81
3 Years	rr_ExpenseExampleNoRedemptionYear03	252
5 Years	rr_ExpenseExampleNoRedemptionYear05	439
10 Years	rr_ExpenseExampleNoRedemptionYear10	978
Annual Total Returns	rr_BarChartTableAbstract
Thirty Day Yield Column [Text]	rr_ThirtyDayYieldColumnName	Class I
Thirty Day Yield	rr_ThirtyDayYield	6.62%
Eaton Vance Income Fund of Boston | Eaton Vance Income Fund of Boston Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ERIBX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)(as a percentage of the lower of net asset value at time of purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management Fees	rr_ManagementFeesOverAssets	0.61%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R shares
1 Year	rr_ExpenseExampleYear01	131
3 Years	rr_ExpenseExampleYear03	409
5 Years	rr_ExpenseExampleYear05	708
10 Years	rr_ExpenseExampleYear10	1,556
Expenses without Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class R shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	131
3 Years	rr_ExpenseExampleNoRedemptionYear03	409
5 Years	rr_ExpenseExampleNoRedemptionYear05	708
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,556
Annual Total Returns	rr_BarChartTableAbstract
Thirty Day Yield Column [Text]	rr_ThirtyDayYieldColumnName	Class R
Thirty Day Yield	rr_ThirtyDayYield	6.16%
Eaton Vance Income Fund of Boston | Return Before Taxes | Eaton Vance Income Fund of Boston Class A
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	9.32%
Five Years	rr_AverageAnnualReturnYear05	6.36%
Ten Years	rr_AverageAnnualReturnYear10	7.24%
Eaton Vance Income Fund of Boston | Return Before Taxes | Eaton Vance Income Fund of Boston Class B
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	9.22%
Five Years	rr_AverageAnnualReturnYear05	6.38%
Ten Years	rr_AverageAnnualReturnYear10	7.05%
Eaton Vance Income Fund of Boston | Return Before Taxes | Eaton Vance Income Fund of Boston Class C
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	13.01%
Five Years	rr_AverageAnnualReturnYear05	6.64%
Ten Years	rr_AverageAnnualReturnYear10	7.06%
Eaton Vance Income Fund of Boston | Return Before Taxes | Eaton Vance Income Fund of Boston Class I
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	15.12%
Five Years	rr_AverageAnnualReturnYear05	7.69%
Ten Years	rr_AverageAnnualReturnYear10	8.03%
Eaton Vance Income Fund of Boston | Return Before Taxes | Eaton Vance Income Fund of Boston Class R
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class R Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	14.56%
Five Years	rr_AverageAnnualReturnYear05	7.14%
Ten Years	rr_AverageAnnualReturnYear10	7.56%
Eaton Vance Income Fund of Boston | Return After Taxes on Distributions | Eaton Vance Income Fund of Boston Class A
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	6.10%
Five Years	rr_AverageAnnualReturnYear05	3.18%
Ten Years	rr_AverageAnnualReturnYear10	3.85%
Eaton Vance Income Fund of Boston | Return After Taxes on Distributions and the Sale of Class A Shares | Eaton Vance Income Fund of Boston Class A
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and the Sale of Class A Shares
One Year	rr_AverageAnnualReturnYear01	5.92%
Five Years	rr_AverageAnnualReturnYear05	3.46%
Ten Years	rr_AverageAnnualReturnYear10	4.05%
BofA Merrill Lynch U.S. High Yield Index
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch U.S. High Yield Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	15.19%
Five Years	rr_AverageAnnualReturnYear05	8.82%
Ten Years	rr_AverageAnnualReturnYear10	8.60%
BofA Merrill Lynch U.S. High Yield Constrained Index
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch U.S. High Yield Constrained Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	15.07%
Five Years	rr_AverageAnnualReturnYear05	8.83%
Ten Years	rr_AverageAnnualReturnYear10	8.76%

[1]	Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.